(34) NON-CASH TRANSACTION	12 Months Ended
Dec. 31, 2018
Non-cash Transaction
NON-CASH TRANSACTION
	December 31, 2018	December 31, 2017	December 31, 2016
Transactions resulting from business combinations
Borrowings and debentures	-	-	(1,156,621)
Concession financial asset	-	(12,338)	876,281
Intangible asset	-	(22,165)	1,870,268
Property, plant and equipment	-	(4,800)	-
Other net assets acquired	-	-	1,911
	-	(39,303)	1,591,839
Cash and cash equivalents acquired in the business combination	-	-	(95,164)
Consideration paid in the acquisition, net	-	(39,303)	1,496,675

Other transactions
Capital increase through earnings reserves	-	-	392,272
Escrow deposits to property, plant and equipment	-	4	3,418
Interest capitalized in property, plant and equipment	10,591	29,817	54,744
Interest capitalized in concession intangible asset - distribution infraestruture	18,015	20,726	13,349
Reversal of contingencies against intangible assets	-	-	7,591
Repayment of intercompany loans with of noncontrolling shareholders' dividends	377	259	-
Provision for environmental costs capitalized in property, plant and equipment	1,684	41,213	-
Transfers between property, plant and equipment and other assets	5,515	32,600	14,592